Consolidated Statements of Operations (parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Series A preferred unitholders' interest in net income (loss)	$ 6,800	$ 6,800	$ 6,800
General Partner's interest in net income (loss)	302	134	(760)
Limited Partners' interest in net income (loss)	$ 16,157	$ 7,131	$ (40,368)
General Partner units	$ 0.48	$ 0.21	$ (1.19)
Common units
Earnings per unit (basic)	0.48	0.21	(1.19)
Earnings per unit (diluted)	$ 0.48	$ 0.21	$ (1.19)